Deferred tax - Unremitted earning (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	R 32,268	R 26,662
Tax effect if remitted	724	455
Europe
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	22,788	20,051
Tax effect if remitted	489	277
Rest of Africa
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	2,580	1,933
Tax effect if remitted	206	155
Other countries
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	6,900	4,678
Tax effect if remitted	R 29	R 23